                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

                  Van Kampen Dynamic Credit Opportunities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN DYNAMIC CREDIT OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                    STATED
(000)    BORROWER                                                      COUPON           MATURITY *             VALUE
------------------------------------------------------------------------------------------------------------------------
         VARIABLE RATE SENIOR LOAN INTERESTS ** 117.0%
         AEROSPACE/DEFENSE 1.1%
$  4,455 DeCrane Aircraft
            Holdings, Inc., Term
            Loan ...............................................        5.48%            02/21/13         $    4,099,016
   2,426 IAP Worldwide
            Services, Inc., Term
            Loan ...............................................        9.00             12/30/12              2,025,935
   3,658 Sequa Corp., Term Loan ................................        5.95             12/03/14              3,511,200
   3,000 Wesco Aircraft
            Hardware Corp., Term
            Loan ...............................................        8.45             03/28/14              2,932,500
                                                                                                          --------------
                                                                                                              12,568,651
                                                                                                          --------------
         AUTOMOTIVE 3.8%
   9,975 Dana Corp., Term Loan .................................    6.75 to 6.88         01/31/15              9,660,169
  24,812 Ford Motor Co., Term
            Loan ...............................................        5.80             12/15/13             22,861,518
   5,556 Metokote Corp., Term
            Loan ...............................................        5.90             11/27/11              4,972,992
   1,333 Navistar International
            Corp., Revolving
            Credit Agreement ...................................        6.15             01/19/12              1,249,167
   3,667 Navistar International
            Corp., Term Loan  ..................................        6.29             01/19/12              3,435,208
   1,329 Precision Partners, Inc.,
            Term Loan ..........................................        9.20             10/27/13              1,169,526
   1,933 Textron Fastening
            Systems, Term Loan .................................        6.20             08/11/13              1,797,489
                                                                                                          --------------
                                                                                                              45,146,069
                                                                                                          --------------
         BEVERAGE, FOOD & TOBACCO 8.0%
  10,723 Birds Eye Foods
            Investments, Inc.,
            Term Loan (a) ......................................        7.97             07/11/12              8,953,605
   5,252 Coleman Natural Foods,
            LLC, Term Loan  ....................................        8.50             08/22/12              4,525,583

   8,930 Culligan International
            Co., Term Loan  ....................................        4.95             11/24/12              6,630,455
  14,412 Dole Food Co., Inc.,
            Term Loan  .........................................    4.71 to 6.00         04/12/13             13,465,763
  10,000 DSW Holdings, Inc.,
            Term Loan  .........................................        6.71             03/07/12              9,212,500
  12,000 Farley's & Sathers
            Candy Co., Inc., Term
            Loan ...............................................       12.91             03/24/11             11,400,000
kr27,307 Findus Ab, Term Loan
            (Sweden) ...........................................    7.38 to 7.88         11/15/15              4,122,151
E  3,185 Foodvest Ltd., Term
            Loan (Sweden) ......................................    7.24 to 7.74         03/17/14              4,438,493
   5,000 FSB Holdings, Inc.,
            Term Loan ..........................................        8.44             03/29/14              4,600,000
E  2,000 Iglo Birds Eye, Term
            Loan (United Kingdom) ..............................    7.02 to 7.39   12/31/14 to 12/31/15        3,000,216
E  3,633 Panrico, Inc., Term Loan
            (Spain) ............................................    6.95 to 7.33         09/18/10              5,439,896
   2,000 Pierre Foods, Inc., Term
            Loan ...............................................        6.97             06/30/10              1,240,000
  16,887 Pinnacle Foods Finance,
            LLC, Term Loan .....................................        5.44             04/02/14             15,796,819
   3,000 Van Houtte, Inc., Term
            Loan (Canada) ......................................        8.20             01/19/15              2,625,000
                                                                                                          --------------
                                                                                                              95,450,481
                                                                                                          --------------
         BROADCASTING - CABLE 4.8%
  23,673 Charter
            Communications
            Operating, LLC, Term
            Loan ...............................................    4.89 to 7.34   03/06/14 to 09/06/14       20,603,826
  14,888 CSC Holdings, Inc.,
            Term Loan ..........................................        4.00             02/24/12             14,292,731
   1,493 CW Media Holdings,
            Inc., Term Loan
            (Canada) ...........................................        5.95             02/15/15              1,447,725

E 12,000 KABEL
            Baden-Wuerttemburg,
            Term Loan
            (Germany) ..........................................    6.93 to 7.43   09/27/14 to 09/27/15       17,168,153
   4,985 Knology, Inc., Term
            Loan ...............................................        4.93             06/30/12              4,561,241
                                                                                                          --------------
                                                                                                              58,073,676
                                                                                                          --------------
         BROADCASTING - DIVERSIFIED 0.9%
   8,100 Alpha Topco, Ltd., Term
            Loan (United
            Kingdom) ...........................................    7.09 to 8.22   12/31/13 to 06/30/14        7,415,252
   3,585 NEP II, Inc., Term Loan ...............................        4.95             02/16/14              3,254,563
                                                                                                          --------------
                                                                                                              10,669,815
                                                                                                          --------------
         BROADCASTING - RADIO 1.5%
   1,887 CMP KC, LLC, Term
            Loan ...............................................        6.50             05/03/11              1,462,048
   3,989 CMP Susquehanna
            Corp., Term Loan ...................................    4.76 to 4.93         05/05/13              3,125,102
   7,975 Emmis Operating Co.,
            Term Loan ..........................................        4.67             11/01/13              6,946,236
   4,500 Nextmedia Operating,
            Inc., Term Loan ....................................       10.86             11/15/13              3,600,000
   2,985 Spanish Broadcasting
            Systems, Inc., Term
            Loan ...............................................        4.45             06/11/12              2,522,000
                                                                                                          --------------
                                                                                                              17,655,386
                                                                                                          --------------
         BROADCASTING - TELEVISION 3.1%
  11,658 New Vision Television,
            Term Loan ..........................................    6.08 to 9.58   11/01/13 to 11/01/14        9,501,042
  32,000 Univision
            Communications, Inc.,
            Term Loan ..........................................    5.11 to 5.15   03/29/09 to 09/29/14       27,263,974
                                                                                                          --------------
                                                                                                              36,765,016
                                                                                                          --------------
         BUILDINGS & REAL ESTATE 4.0%
   4,000 Contech Construction
            Products, Inc., Term
            Loan ...............................................        4.77             01/15/13              3,810,000
   2,000 El Ad IDB Las Vegas
            LLC, Term Loan .....................................        6.72             08/10/08              1,890,000
   2,000 Forestar Real Estate
            Group, Inc., Term
            Loan ...............................................        6.72             12/01/10              1,920,000

   2,979 Ginn LA CS Borrower,
            LLC, Term Loan  ....................................    6.10 to 6.20         06/08/11              2,194,768
   4,500 Ginn LA CS Borrower,
            LLC, Term Loan (a) .................................       10.20             06/08/12              2,362,500
   3,000 Kuilima Resort Co.,
            Term Loan (b) ......................................       10.50             09/30/11                924,999
   5,000 Kyle Acquisition Group,
            LLC, Term Loan  ....................................    5.75 to 7.75   07/20/09 to 07/20/11        2,150,000
  13,645 Lake At Las Vegas Joint
            Venture, LLC, Term
            Loan (a)(b) ........................................       15.31             06/20/12              4,332,345
   3,000 Lake At Las Vegas Joint
            Venture, LLC, Term
            Loan (c) ...........................................       10.00             01/24/08              3,000,000
   1,806 Lake Las Vegas Resort,
            Revolving Credit
            Agreement (a)(b) ...................................       15.31             06/20/12                573,264
   2,616 Landsource
            Communities
            Development, LLC,
            Term Loan  .........................................        6.75             02/27/13              1,855,033
   3,000 Metroflag BP, LLC,
           Term Loan............................................       11.80             07/06/09              2,475,000
   2,000 North Las Vegas, Term
            Loan  ..............................................       11.11             05/30/12                600,000
   2,000 Pivotal Promontory,
            LLC, Term
            Loan (b)(d) ........................................       10.50             08/31/11                600,000
   2,994 Pivotal Promontory,
            LLC, Term Loan (d) .................................        8.75             08/31/10              2,177,943
   2,977 Realogy, Term Loan ....................................    5.55 to 5.72         10/10/13              2,555,532
   3,946 Re/Max International,
            Inc., Term Loan  ...................................        6.23             12/17/12              3,412,905
   4,647 Rhodes Ranch General
            Partnership, Term
            Loan  ..............................................   6.20 to 10.45   11/21/10 to 11/21/11        2,436,691
   1,696 Shea Capital I, LLC,
            Term Loan  .........................................        4.87             10/27/11              1,348,198
   2,338 Shea Mountain House,
            LLC, Term Loan  ....................................        4.86             05/11/11              1,800,546

   2,000 Standard Pacific Corp.,
            Term Loan ..........................................        4.82             05/05/13              1,573,334
   2,496 Tamarack Resorts, LLC,
            Term Loan ..........................................    5.95 to 9.25         05/19/11              1,797,280
   1,489 TOUSA, Inc., Term
            Loan (d) ...........................................        9.00             07/31/12              1,355,515
   1,625 WCI Communities, Inc,
            Term Loan ..........................................        7.98             12/23/10              1,423,229
                                                                                                          --------------
                                                                                                              48,569,082
                                                                                                          --------------
         BUSINESS EQUIPMENT & SERVICES 3.2%
  10,962 Edwards (Cayman
            Islands II) Ltd, Term
            Loan ...............................................    5.09 to 8.84   05/31/14 to 11/30/14        7,281,471
   2,000 HydroChem Industrial
            Services, Inc., Term
            Loan ...............................................        8.84             07/12/14              1,950,000
   3,944 NCO Financial Systems,
            Term Loan  .........................................        7.34             05/15/13              3,693,908
   6,908 RGIS Services, LLC,
            Term Loan ..........................................    5.20 to 5.40         04/30/14              5,988,026
   3,975 SMG Holdings, Inc.,
            Term Loan ..........................................        6.19             07/27/14              3,716,602
  16,849 VNU, Inc., Term Loan ..................................        5.10             08/09/13             15,978,420
                                                                                                          --------------
                                                                                                              38,608,427
                                                                                                          --------------
         CHEMICAL, PLASTICS & RUBBER 7.1%
   5,816 Arizona Chemical Co.,
            Term Loan ..........................................    6.00 to 8.59   02/28/13 to 02/28/14        4,088,375
E 10,757 Borsodchem, Term
            Loan (Hungary)  ....................................    6.81 to 7.31   09/19/14 to 09/09/15       15,365,191
   5,000 Brenntag Holdings
            GMBH & Co. KG,
            Term Loan
            (Germany) ..........................................        7.79             07/17/15              4,262,500
   4,939 Fibervisions Delaware
            Corp., Term Loan ...................................        6.95             03/31/13              3,704,456
   9,271 Foamex L.P., Term Loan ................................    7.46 to 7.47   02/12/13 to 02/12/14        7,514,504

   6,975 Hexion Specialty
            Chemicals, Inc., Term
            Loan ...............................................    4.94 to 5.38         05/05/13              6,593,307
E  2,970 Ineos Group Holdings,
            Plc, Term Loan
            (United Kingdom) ...................................    7.21 to 7.71         12/01/13              4,090,251
E 19,572 Momentive
            Performance, Term
            Loan ...............................................        6.64             12/14/13             27,454,178
   1,197 Solutia, Inc., Term Loan ..............................        8.50             02/28/14              1,175,055
   4,987 Univar Inc., Term Loan ................................        5.70             10/11/14              4,657,078
  14,000 Wellman, Inc., Term
            Loan (b)(d) ........................................    7.24 to 9.99   02/10/09 to 02/10/10        6,726,664
                                                                                                          --------------
                                                                                                              85,631,559
                                                                                                          --------------
         CONSTRUCTION MATERIAL 1.2%
   3,985 Axia, Inc., Term Loan .................................        9.00             12/21/12              2,988,569
   2,455 Beacon Sales
            Acquisition, Inc., Term
            Loan ...............................................        5.09             09/30/13              2,019,258
   6,958 Building Materials Corp.
            of America, Term
            Loan ...............................................    5.69 to 8.69   03/15/14 to 09/15/14        5,315,888
   2,954 Building Materials
            Holding, Corp., Term
            Loan ...............................................        7.20             11/10/13              2,127,220
   2,000 Custom Building
            Products, Inc., Term
            Loan ...............................................        9.72             04/29/12              1,620,000
     969 United Subcontractors,
            Inc., Term Loan ....................................    7.00 to 7.57         12/27/12                634,929
                                                                                                          --------------
                                                                                                              14,705,864
                                                                                                          --------------
         CONTAINERS, PACKAGING & GLASS 1.9%
   7,988 Berlin Packaging, LLC,
            Term Loan ..........................................    5.96 to 9.46   08/17/14 to 08/17/15        7,268,250
   4,294 Berry Plastics Group,
            Inc., Term Loan (a) ................................        9.73             06/05/14              3,231,569
   3,970 Berry Plastics Group,
            Inc., Term Loan ....................................        5.10             04/03/15              3,613,874
   5,985 Consolidated Container
            Co., LLC, Term Loan ................................    5.11 to 8.59   03/28/14 to 09/28/14        3,918,185

   2,526 Solo Cup, Co., Term
            Loan ...............................................        6.10             02/27/11              2,444,987
   2,977 Unifrax Corp., Term
            Loan ...............................................        5.13             05/02/13              2,783,696
                                                                                                          --------------
                                                                                                              23,260,561
                                                                                                          --------------
         DIVERSIFIED MANUFACTURING 0.6%
   6,870 Euramax International,
            Inc., Term Loan ....................................   8.00 to 10.98   06/29/12 to 06/29/13        5,463,769
   1,990 X-Rite, Inc., Term Loan ...............................    8.19 to 9.50         10/24/12              1,741,250
                                                                                                          --------------
                                                                                                               7,205,019
                                                                                                          --------------
         ECOLOGICAL 0.6%
  10,250 Synagro Technologies,
            Inc., Term Loan ....................................        7.82             10/02/14              7,328,750
     167 Waste Services, Inc.,
            Term Loan ..........................................        5.15             03/31/11                165,415
                                                                                                          --------------
                                                                                                               7,494,165
                                                                                                          --------------
         EDUCATION & CHILD CARE 1.3%
   9,950 Cengage Learning
            Holdings II, L.P. Term
            Loan ...............................................    5.20 to 5.36         07/05/14              9,249,351
     500 Educate Services, Inc.,
            Term Loan ..........................................        7.95             06/14/14                412,500
   2,000 Education Management
            Corp., Term Loan ...................................        4.50             06/01/13              1,788,750
   5,000 Nelson Education Ltd.,
            Term Loan (Canada) .................................        8.70             07/05/15              4,412,500
                                                                                                          --------------
                                                                                                              15,863,101
                                                                                                          --------------
         ELECTRONICS 2.7%
   2,985 Ax Acquisition Corp,
            Term Loan ..........................................        6.88             08/15/14              2,671,575
   4,000 Dealer Computer
            Services, Inc., Term
            Loan ...............................................        8.39             10/26/13              3,770,000
   2,985 Infor Enterprise
            Solutions Holdings,
            Inc., Term Loan ....................................        6.45             07/28/12              2,481,155
   3,000 Kronos, Inc., Term Loan ...............................        8.45             06/11/15              2,392,500
   7,940 Open Solutions, Inc.,
            Term Loan ..........................................        5.19             01/23/14              6,604,971
   4,955 Stratus Technologies,
            Inc., Term Loan ....................................        6.45             03/29/11              4,161,989

   4,987 Sungard Data Systems,
            Inc., Term Loan ....................................        4.88             02/28/14              4,736,304
   6,729 Verint Systems, Inc.,
            Term Loan ..........................................        6.24             05/25/14              5,954,937
                                                                                                          --------------
                                                                                                              32,773,431
                                                                                                          --------------
         ENTERTAINMENT & LEISURE 4.4%
   4,975 Bushnell, Inc., Term
            Loan ...............................................        6.45             08/24/13              4,676,500
   4,378 Fender Musical
            Instruments Corp.,
            Term Loan ..........................................    6.97 to 7.16         06/09/14              3,633,740
  47,262 Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan ...............................................        5.95             04/08/12             37,971,794
   4,962 Panavision, Inc., Term
            Loan ...............................................        8.36             03/30/11              4,192,994
   2,493 True Temper Sports,
            Inc., Term Loan ....................................        5.97             03/15/11              2,224,827
                                                                                                          --------------
                                                                                                              52,699,855
                                                                                                          --------------
         FARMING & AGRICULTURE 0.4%
   5,000 Wm. Bolthouse Farms,
            Inc., Term Loan ....................................        8.20             12/16/13              4,650,000
                                                                                                          --------------
         FINANCE 6.3%
   4,749 C.G. JCF Corp., Term
            Loan ...............................................        5.70             08/01/14              4,369,219
   3,980 Daimler Chrysler
            Financial Services
            Americas LLC, Term
            Loan ...............................................        6.80             08/03/12              3,632,303
   2,737 DCS Business Services,
            Inc., Term Loan ....................................        8.61             02/04/11              2,435,509
E 14,925 First Data Corp., Term
            Loan ...............................................    7.41 to 7.48         09/24/14             21,236,366
  20,900 First Data Corp., Term
            Loan ...............................................    5.35 to 5.65         09/24/14             19,686,783
   6,376 National Processing
            Company Group,
            Term Loan ..........................................    5.71 to 9.20   09/29/12 to 09/29/14        5,110,908
   3,333 Nuveen Investments,
            Term Loan ..........................................        5.70             11/13/14              3,183,853

   5,214 Oxford Acq. III, Ltd.,
            Term Loan (United
            Kingdom) ...........................................        4.67             05/11/14              4,386,671
   9,975 RJO Holdings Corp.,
            Term Loan ..........................................    5.89 to 9.62   07/12/14 to 07/12/15        7,058,125
   5,478 Transfirst Holdings, Inc.,
            Term Loan ..........................................    5.45 to 8.70   06/15/14 to 06/15/15        4,433,263
                                                                                                          --------------
                                                                                                              75,533,000
                                                                                                          --------------
         HEALTH & BEAUTY 1.3%
   7,500 American Safety Razor
            Co., Term Loan .....................................        9.14             01/30/14              6,675,000
   6,850 Marietta Intermediate
            Holdings, Term
            Loan (a) ...........................................   7.72 to 12.18   12/17/10 to 12/17/11        4,965,790
   4,963 Philosophy, Inc., Term
            Loan ...............................................        4.87             03/16/14              4,094,063
                                                                                                          --------------
                                                                                                              15,734,853
                                                                                                          --------------
         HEALTHCARE 5.3%
   2,721 Community Health
            Systems, Inc., Term
            Loan ...............................................        5.34             07/25/14              2,610,659
   4,985 Concentra, Inc., Term
            Loan ...............................................    4.95 to 8.20   06/25/14 to 06/25/15        3,794,019
   1,995 FHC Health Systems,
            Term Loan ..........................................        7.69             12/13/13              1,935,150
  13,884 HCA, Inc., Term Loan ..................................        4.95             11/17/13             13,208,163
   5,853 Health Management
            Associates, Inc., Term
            Loan ...............................................        4.45             02/28/14              5,415,991
   1,978 HealthCare Partners,
            LLC, Term Loan .....................................        4.65             10/31/13              1,906,742
   9,477 Inverness Medical
            Innovations, Inc.,
            Term Loan ..........................................    4.67 to 6.92   06/26/14 to 06/26/15        8,630,361
  14,855 Manor Care, Inc., Term
            Loan ...............................................        5.64             11/09/14             13,629,790
   1,981 Matria Healthcare, Inc.,
            Term Loan ..........................................        5.08             01/19/12              1,931,634

     700 Surgical Care Affiliates,
            LLC, Revolving Credit
            Agreement ..........................................        4.95             06/29/13                553,000
   3,000 Surgical Care Affiliates,
            LLC, Term Loan .....................................        4.95             12/29/14              2,610,000
   3,869 United Surgical Partners
            International, Inc.,
            Term Loan ..........................................    5.49 to 6.79         04/19/14              3,559,532
   4,967 Viant Holdings, Inc.,
            Term Loan ..........................................        4.95             06/25/14              4,222,354
                                                                                                          --------------
                                                                                                              64,007,395
                                                                                                          --------------
         HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
         CONSUMER
            PRODUCTS 1.3%
   8,801 Hunter Fan Co., Term
            Loan ...............................................    5.57 to 9.82   04/16/14 to 10/16/14        6,445,187
     990 Lenox, Inc., Term Loan ................................        7.41             04/20/13                752,400
   4,963 Mattress Holdings
            Corp., Term Loan ...................................        5.15             01/18/14              3,448,938
   4,000 National Bedding Co.,
            LLC, Term Loan .....................................        7.70             08/31/12              2,840,000
   2,806 Quality Home Brands
            Holdings, LLC, Term
            Loan ...............................................        5.13             12/20/12              1,984,995
                                                                                                          --------------
                                                                                                              15,471,520
                                                                                                          --------------
         HOTELS, MOTELS, INNS & GAMING 6.6%
   4,472 Cannery Casino
            Resorts, LLC, Term
            Loan ...............................................    4.98 to 5.32         05/18/13              4,231,265
L  2,610 Gala Group Ltd., Term
            Loan (United
            Kingdom) ...........................................        7.76             12/01/12              4,615,537
     636 Golden Nugget, Inc.,
            Term Loan ..........................................        4.85             06/30/14                572,727
   4,000 Golden Nugget, Inc.,
            Term Loan ..........................................        6.05             12/31/14              2,880,000
     842 Greektown Casino, LLC,
            Term Loan ..........................................        5.50             12/03/12                734,977
   5,000 Green Valley Ranch
            Gaming, LLC, Term
            Loan ...............................................    4.64 to 4.67   02/16/14 to 08/16/14        3,530,000

   3,000 Harrah's Entertainment,
            Inc., Term Loan ....................................    5.91 to 5.92         01/28/15              2,823,213
   8,700 Magnolia Hill, LLC,
            Term Loan ..........................................   6.12 to 14.00   10/30/13 to 04/24/14        8,453,000
  10,000 New World Gaming
            Partners Ltd, Term
            Loan ...............................................        8.19             03/31/15              7,200,000
E 19,500 Regency Entertainment,
            Term Loan (Greece) .................................    7.38 to 7.76         12/07/14             27,631,826
   7,490 Wembley, Inc., Term
            Loan ...............................................    7.12 to 7.19   08/23/11 to 07/18/12        3,543,124
   4,851 Wimar OPCO LLC,
            Term Loan ..........................................        8.25             01/03/12              4,679,482
   9,630 Yonkers Racing Corp.,
            Term Loan ..........................................        8.94             08/12/11              8,908,045
                                                                                                          --------------
                                                                                                              79,803,196
                                                                                                          --------------
         INSURANCE 2.4%
   5,638 Alliant Holdings I, Inc.,
            Term Loan ..........................................        5.70             11/01/14              5,300,033
   7,444 AmWins Group, Inc,
            Term Loan ..........................................        5.23             06/08/13              5,843,344
   3,077 Conseco, Inc., Term
            Loan ...............................................        4.38             10/10/13              2,358,772
   6,477 HMSC Holdings Corp.,
            Term Loan ..........................................    4.97 to 8.22   04/03/14 to 10/03/14        4,249,774
   5,860 Mitchell International,
            Inc., Term Loan ....................................        7.94             03/28/15              5,596,300
   6,000 Vertafore, Inc., Term
            Loan ...............................................    8.84 to 9.09         01/31/13              5,250,000
                                                                                                          --------------
                                                                                                              28,598,223
                                                                                                          --------------
         MACHINERY 0.8%
   6,000 Goodman Global, Inc.,
            Term Loan ..........................................        7.50             02/13/14              5,953,128
   3,980 Mold-Masters
            Luxembourg Holdings
            SA, Term Loan ......................................        6.25             10/11/14              3,711,350
                                                                                                          --------------
                                                                                                               9,664,478
                                                                                                          --------------

         MEDICAL PRODUCTS & SERVICES 1.6%
   2,000 AGA Medical Corp.,
            Term Loan ..........................................        4.73             04/28/13              1,820,000
  12,905 Biomet, Inc., Term Loan ...............................        5.70             03/25/15             12,681,859
   1,870 Carestream Health, Inc.,
            Term Loan ..........................................    4.70 to 4.90         04/30/13              1,594,344
   3,000 VWR Funding, Inc.,
            Term Loan ..........................................        5.20             06/29/14              2,805,000
                                                                                                          --------------
                                                                                                              18,901,203
                                                                                                          --------------
         MINING, STEEL, IRON & NON-PRECIOUS METALS 0.6%
   7,432 John Maneely Co., Term
            Loan ...............................................        6.35             12/08/13              6,713,017
                                                                                                          --------------
         NATURAL RESOURCES 0.6%
   5,867 CDX Funding, LLC,
            Term Loan ..........................................        8.95             03/31/13              4,664,000
   3,000 Dresser, Inc., Term
            Loan ...............................................        8.82             05/04/15              2,782,500
                                                                                                          --------------
                                                                                                               7,446,500
                                                                                                          --------------
         NON-DURABLE CONSUMER PRODUCTS 5.5%
   6,737 Amscan Holdings, Inc.,
            Term Loan ..........................................        5.33             05/25/13              5,760,103
   5,978 Huish Detergents, Inc.,
            Term Loan ..........................................    4.45 to 6.95   04/26/14 to 10/26/14        4,941,844
   9,388 KIK Custom Products,
            Inc., Term Loan ....................................    5.17 to 7.92   05/31/14 to 11/30/14        4,349,161
   1,980 Mega Brands, Inc.,
            Term Loan (Canada) .................................        8.25             07/26/12              1,781,668
     993 Nice Pak Products, Inc.,
            Term Loan ..........................................        5.70             06/18/14                927,987
E 20,000 Ontex, Term Loan
            (Belgium) ..........................................    7.98 to 8.48   07/05/12 to 07/05/13       29,511,422
     695 Spectrum Brands, Inc.,
            Revolving Credit
            Agreement ..........................................        6.71             03/30/13                637,012
  13,646 Spectrum Brands, Inc.,
            Term Loan ..........................................        6.72             03/30/13             12,502,976

   5,000 Targus Group
            International, Inc.,
            Term Loan ..........................................       13.35             05/22/13              3,912,500
   1,990 Wilton Products, Inc.,
            Term Loan ..........................................    6.12 to 6.32         08/01/14              1,741,250
                                                                                                          --------------
                                                                                                              66,065,923
                                                                                                          --------------
         PAPER & FOREST PRODUCTS 1.5%
   3,200 Ainsworth Lumber Co,
            Ltd, Term Loan (e) .................................        5.94             06/26/14              2,474,665
   7,481 New Page, Term Loan ...................................        6.31             12/21/14              7,448,003
E  3,000 Smurfit Kappa, Term
            Loan (Ireland) .....................................    6.23 to 6.89   11/30/13 to 11/30/14        4,437,122
     833 Verso Paper Holding,
            LLC, Term Loan .....................................        9.78             02/01/13                714,598
   3,470 White Birch Paper Co.,
            Term Loan (Canada) .................................        5.45             05/08/14              2,605,984
                                                                                                          --------------
                                                                                                              17,680,372
                                                                                                          --------------
         PHARMACEUTICALS 0.2%
   2,000 Generics International,
            Inc., Term Loan ....................................       10.20             04/30/15              1,987,500
                                                                                                          --------------
         PRINTING & PUBLISHING 12.9%
   1,990 Advanstar
            Communications, Inc.,
            Term Loan ..........................................        4.92             05/31/14              1,527,306
  10,000 American Media
            Operations, Inc., Term
            Loan ...............................................        6.34             01/31/13              9,162,500
   1,848 Ascend Media Holdings,
            LLC, Term Loan .....................................        6.70             01/31/12                970,384
   1,196 Canon Communications,
            LLC, Term Loan .....................................        5.86             05/31/11              1,148,332
     997 DRI Holdings, Term
            Loan ...............................................        5.70             07/03/14                887,081
   4,000 Endurance Business
            Media, Term Loan ...................................       10.12             01/26/14              3,290,000
   4,975 FSC Acquisition, LLC,
            Term Loan ..........................................        4.96             03/08/14              3,762,344
   5,000 Gatehouse Media, Inc,
            Term Loan ..........................................        5.09             08/28/14              3,390,625

   7,729 Haights Cross
            Operating Co., Term
            Loan ...............................................    6.57 to 7.57         08/20/08              7,496,810
  10,000 Idearc, Inc., Term Loan ...............................    4.20 to 4.36         11/17/13              8,651,790
   3,471 Intermedia Outdoor,
            Inc., Term Loan ....................................        5.70             01/31/13              3,037,278
   7,809 MediaNews Group, Inc.,
            Term Loan ..........................................    4.63 to 5.13   12/30/10 to 08/02/13        5,897,572
  11,750 Merrill Communications,
            LLC, Term Loan .....................................        9.52             11/15/13              9,899,375
   5,969 Penton Media, Inc.,
            Term Loan ..........................................    5.11 to 7.90   02/01/13 to 02/01/14        4,472,078
E 15,000 Primacom, Term Loan
            (Germany) ..........................................    7.44 to 8.69         09/25/10             23,421,763
   4,489 Primedia, Inc., Term
            Loan ...............................................    4.95 to 5.11         08/01/14              3,972,544
E 13,000 Prosiebensat.1 Media
            AG, Term Loan
            (Germany) ..........................................    1.88 to 6.25         05/09/15             16,244,615
   3,228 R.H. Donnelley, Inc.,
            Term Loan ..........................................    4.37 to 4.50   12/31/09 to 06/30/11        3,065,548
   4,541 Thomas Nelson
            Inc.,Term Loan .....................................        5.05             06/12/12              3,746,269
   3,201 Thomson Medical
            Education, Term
            Loan ...............................................   6.32 to 10.07   04/26/14 to 04/26/15        3,021,009
  49,625 Tribune Co., Term Loan ................................        5.54              05/19/14            37,466,875
                                                                                                          --------------
                                                                                                             154,532,098
                                                                                                          --------------
         RESTAURANTS & FOOD SERVICE 0.7%
   1,371 Advantage Sales &
            Marketing, Inc., Term
            Loan ...............................................        4.73             03/29/13              1,295,459
   1,588 Center Cut Hospitality,
            Inc., Term Loan ....................................        5.58             07/06/14              1,333,920
     995 Sagittarius Restaurants,
            LLC, Term Loan .....................................        9.50             03/29/13                766,091

   4,926 Volume Services
            America, Inc., Term
            Loan ...............................................        6.57             10/01/10              4,309,913
                                                                                                          --------------
                                                                                                               7,705,383
                                                                                                          --------------
         RETAIL - OIL & GAS 0.6%
   7,660 Pantry, Inc. (The), Term
            Loan ...............................................        4.62             05/15/14              6,760,171
                                                                                                          --------------
         RETAIL - SPECIALTY 2.1%
E  7,796 Travelport, Term Loan .................................        6.98             08/23/13             10,864,015
E  9,500 Zapf, Term Loan
            (Germany) ..........................................        8.31             11/30/12             14,833,784
                                                                                                          --------------
                                                                                                              25,697,799
                                                                                                          --------------
         RETAIL - STORES 4.4%
   3,000 CSK Automotive, Inc.,
            Term Loan ..........................................        9.75             06/29/12              2,985,000
  15,000 Dollar General Corp,
            Term Loan ..........................................    5.42 to 5.65         07/06/14             13,755,725
   8,935 General Nutrition
            Centers, Inc., Term
            Loan ...............................................        4.94             09/16/13              7,946,487
  19,000 Guitar Center, Inc.,
            Term Loan ..........................................        6.40             10/09/14             16,102,500
   9,899 Michaels Stores, Inc.,
            Term Loan ..........................................        5.00             10/31/13              8,778,379
   2,000 Neiman Marcus Group,
            Inc. Term Loan .....................................        4.76             04/06/13              1,914,584
   1,985 Sally Holdings, Inc.,
            Term Loan ..........................................        5.70             11/16/13              1,895,212
                                                                                                          --------------
                                                                                                              53,377,887
                                                                                                          --------------
         TELECOMMUNICATIONS - EQUIPMENT & SERVICES 3.5%
E 10,000 Fibernet, Term LOAN
            (Bulgaria) .........................................    7.60 to 8.10   12/20/14 to 12/20/15       14,131,131
E 18,960 Orion, Term Loan
            (Germany) ..........................................    2.75 to 7.64         02/02/14             28,114,289
                                                                                                          --------------
                                                                                                              42,245,420
                                                                                                          --------------
         TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.1%
   8,284 Global Tel*Link Corp.,
            Term Loan ..........................................    6.20 to 6.56         02/14/13              7,372,385

   3,156 Hawaiian Telcom
            Communications, Inc.,
            Term Loan ..........................................        4.95             06/01/14              2,382,921
   2,779 NuVox Transition
            Subsidiary, LLC, Term
            Loan ...............................................        6.05             05/31/14              2,528,890
   1,478 Sorenson
            Communications, Inc.,
            Term Loan ..........................................        5.20             04/27/14              1,391,361
                                                                                                          --------------
                                                                                                              13,675,557
                                                                                                          --------------
         TELECOMMUNICATIONS - WIRELESS 3.0%
   5,970 Alltel Holdings, Term
            Loan ...............................................        5.47             05/16/15              5,497,791
   8,466 Asurion Corp., Term
            Loan ...............................................        6.10             07/03/14              7,835,017
   6,857 Intelsat Ltd., Term Loan
            (Bermuda) ..........................................        5.20             02/01/14              6,852,000
  16,819 MetroPCS Wireless,
            Inc., Term Loan ....................................        5.50             11/03/13             15,890,689
                                                                                                          --------------
                                                                                                              36,075,497
                                                                                                          --------------
         TEXTILES & LEATHER 0.6%
   3,492 Gold Toe Investment
            Corp., Term Loan ...................................    5.64 to 8.87   10/30/13 to 04/30/14        2,692,459
   5,000 Levi Strauss & Co, Term
            Loan ...............................................        4.99             03/27/14              4,316,665
                                                                                                          --------------
                                                                                                               7,009,124
                                                                                                          --------------
         TRANSPORTATION - CARGO 0.5%
   9,000 JHCI Acquisitions, Inc.,
            Term Loan ..........................................        8.37             12/19/14              6,480,000
                                                                                                          --------------
         TRANSPORTATION - PERSONAL 0.5%
  11,443 Coach America
            Holdings, Inc., Term
            Loan ...............................................    5.45 to 9.16   04/20/14 to 10/20/14        6,299,586
                                                                                                          --------------
         UTILITIES 2.5%
   5,000 Bicent Power LLC, Term
         Loan ..................................................        6.70             12/31/14              4,359,375

   4,900 First Light Power
            Resources, Inc., Term
            Loan ...............................................    5.04 to 7.13   11/01/13 to 05/01/14        4,204,165
   5,364 NRG Energy, Inc., Term
            Loan ...............................................        4.20             02/01/13              5,158,144
  11,292 Texas Competitive
            Electric Holdings Co.,
            LLC, Term Loan .....................................        6.48             10/10/14             10,832,907
   6,000 TPF Generation
            Holdings, LLC, Term
            Loan ...............................................        6.95             12/15/14              5,437,500
                                                                                                          --------------
                                                                                                              29,992,091
                                                                                                          --------------
         TOTAL VARIABLE RATE SENIOR LOAN INTERESTS ** 117.0% ...                                           1,405,247,951
                                                                                                          --------------
         NOTES 23.0%
         BROADCASTING - CABLE 3.0%
E 18,500 Kabel DeutschLAND
            (Germany) (f) ......................................       10.75             07/01/14             30,403,401
   5,000 Kabel Deutschland
            (Germany) ..........................................       10.63             07/01/14              5,225,000
                                                                                                          --------------
                                                                                                              35,628,401
                                                                                                          --------------
         BUILDINGS & REAL ESTATE 3.0%
E 16,865 Eco-bat Finance PLC
          (United Kingdom) (f) .................................       10.13             01/31/13             27,518,893
E  6,000 Grohe Holding GmbH
            (Germany) ..........................................        7.62             01/15/14              8,548,944
                                                                                                          --------------
                                                                                                              36,067,837
                                                                                                          --------------
         CHEMICAL, PLASTICS & RUBBER 0.4%
   5,000 Cognis GmbH
            (Germany) (f) ......................................        4.80             09/15/13              4,525,000
                                                                                                          --------------
         CONSTRUCTION MATERIAL 0.1%
   2,000 Compression Polymers
            Corp. ..............................................       11.47             07/01/12              1,635,000
                                                                                                          --------------
         CONTAINERS, PACKAGING & GLASS 4.6%
E  8,900 Ardagh Glass FinANCE
            BV (Ireland) (f) ...................................        8.88             07/01/13             13,931,655
E 12,000 Ardagh Glass Finance
            (Ireland) ..........................................        7.13             06/15/17             17,027,622
E 15,725 Pregis Corp. ..........................................        9.75             04/15/13             24,615,200
                                                                                                          --------------
                                                                                                              55,574,477
                                                                                                          --------------
         HOTELS, MOTELS, INNS & GAMING 0.2%
E  2,000 Codere Fin LuxembOURG
            SA (Luxembourg) (f) ................................        8.25             06/15/15              2,834,034
                                                                                                          --------------

         MINING, STEEL, IRON & NON-PRECIOUS METALS 3.2%
E  6,000 FMG Finance Pty LTD
            (Australia) (f) ....................................        9.75             09/01/13              9,837,141
  24,500 FMG Finance Pty Ltd
            (Australia) (f) ....................................       10.63             09/01/16             27,991,250
                                                                                                          --------------
                                                                                                              37,828,391
                                                                                                          --------------
         TELECOMMUNICATIONS - EQUIPMENT & SERVICES 3.4%
E 15,825 Magyar Telecom (InvTEL)
            (Netherlands) (f) ..................................       10.75             08/15/12             24,061,324
E 12,000 Versatel Ag
            (Germany) (f) ......................................        7.36             06/15/14             16,114,173
                                                                                                          --------------
                                                                                                              40,175,497
                                                                                                          --------------
         TELECOMMUNICATIONS - WIRELESS 3.2%
E 13,000 Wind Acquisition FiN SA
            (Italy) (f) ........................................        9.75             12/01/15             21,237,684
  16,000 Wind Acquisition Fin SA
            (Italy) (f) ........................................       10.75             12/01/15             17,320,000
                                                                                                          --------------
                                                                                                              38,557,684
                                                                                                          --------------
         TRANSPORTATION - CARGO 1.6%
E 12,450 Cb Bus Ab (Sweden) ....................................        9.13             08/01/09             19,051,263
                                                                                                          --------------
         UTILITIES 0.3%
L  2,000 InterGEN NV
            (Netherlands) (f) ..................................        9.50             06/30/17              4,058,401
                                                                                                          --------------
         TOTAL NOTES 23.0% .....................................                                             275,935,985
                                                                                                          --------------
 TOTAL LONG-TERM INVESTMENTS 140.0%
     (Cost $1,829,788,907)............................................                                     1,681,183,936

SHORT-TERM INVESTMENTS 2.4%

REPURCHASE AGREEMENTS 2.2%
State Street Bank & Trust Co. ($26,800,000 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 1.65%, dated 04/30/08, to be sold on 5/01/08
   at $26,801,228) (f) ...............................................                                        26,800,000

TIME DEPOSIT 0.2%
State Street Bank & Trust Corp. ($1,953,357 par, 0.20%
   coupon, dated 4/30/08, to be sold on 05/01/08 at $1,953,368) (f)...                                         1,953,357
                                                                                                          --------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $28,753,357).................................................                                        28,753,357
                                                                                                          --------------

TOTAL INVESTMENTS 142.4%
   (Cost $1,858,542,264)..............................................                                     1,709,937,293

FOREIGN CURRENCY 1.0%
   (Cost $12,465,622).................................................                                        12,470,323

LIABILITIES IN EXCESS OF OTHER ASSETS (43.4%).........................                                      (521,494,573)
                                                                                                          --------------
NET ASSETS 100.0%.....................................................                                    $1,200,913,043
                                                                                                          ==============

Par amounts are denominated in US currency unless otherwise noted.

Percentages are calculated as a percentage of net assets.
(a) Payment-in-kind security.
(b) This Senior Loan interest is non-income producing.
(c) The borrower is in the process of restructuring or amending the terms of this loan.
(d) This borrower has filed for protection in federal bankruptcy court.
(e) All or a portion of this security is designated in connection with unfunded loan commitments.
(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately
    18-24 months.
** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
    Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major
    United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or
    Borrower prior to the disposition of a Senior Loan.

E - Euro
L - Great Britain Pound
kr - Swedish Krona

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2008:
CREDIT DEFAULT SWAPS

                                                              PAY/
                                                             RECEIVE                NOTIONAL
                         REFERENCE               BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY             ENTITY/INDEX           PROTECTION     RATE       DATE        (000       PAYMENTS       VALUE
------------------------------------------------------------------------------------------------------------------------
Bank of America
   N.A.                  Cognis GMBH ........   Sell          3.90%     12/20/09    $ 7,433    $         0   $   142,073
Bank of America          Seat Pagine Gialle
   N.A.                     S.P.A. ..........   Sell          3.35      09/20/12      7,433              0      (703,400)
Bank of America          Seat Pagine Gialle
   N.A.                     S.P.A. ..........   Sell          3.65      12/20/12      7,433              0      (682,722)
Bank of America
   N.A.                  Smurfit Kappa ......   Sell          4.25      12/20/12      7,433              0      (149,787)
Citigroup Global
   Markets
   Limited               Basell AF S.C.A. ...   Sell          4.05      12/20/09      7,433              0      (447,509)
Citigroup Global
   Markets
   Limited               M-Real Oyj .........   Sell          4.25      12/20/09      7,433              0      (312,508)
Credit Suisse            Codere Finance
   International            (Luxembourg)
                            S.A. ............   Sell          3.42      09/20/12      7,433              0      (398,802)
Deutsche Bank            M-Real Oyj .........   Sell          4.15      12/20/09      7,433              0      (333,569)
Goldman Sachs            Boston
   Capital                  Generating,
   Markets, L.P.            LLC .............   Sell          2.00      06/20/09      4,000              0         9,470
Goldman Sachs            Texas
   Capital                  Competitive
   Markets, L.P.            Electric
                            Holdings
                            Company .........   Sell          2.85      06/20/10      5,000              0        74,797
Goldman Sachs
   Credit                British Energy
   Partners, L.P.        PLC                    Sell          3.50      12/20/12     22,300              0     1,755,839
Goldman Sachs
   Credit
   Partners, L.P.        CDX.NA.HY.9 ........   Sell          3.75      12/20/13     39,600     (1,541,500)   (2,103,539)
Goldman Sachs
   Credit                Citgo Petroleum
   Partners, L.P.           Corporation .....   Sell          3.00      12/20/10      5,000              0       243,911

                                                               PAY/
                                                             RECEIVE                NOTIONAL
                         REFERENCE               BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY             ENTITY/INDEX           PROTECTION     RATE       DATE        (000       PAYMENTS       VALUE
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
   Credit                Gala Group
   Partners, L.P.        Finance Ltd.........   Sell          3.45%     12/20/12    $  7,433   $         0   $  (167,670)
Goldman Sachs
   Credit                Gala Group
   Partners, L.P.        Finance  Ltd........   Sell          4.15      03/20/13       7,433             0       (11,327)
   Credit                Grohe Holding
   Partners L.P.            GMBH ............   Sell          4.25      12/20/09      14,866             0       198,905
Goldman Sachs            K. Hovnanian
   Credit                   Enterprises,
   Partners, L.P.           Inc. ............   Sell          4.69      09/20/12       5,000             0    (1,034,612)
Goldman Sachs
   Credit
   Partners, L.P.        LCDX.NA.9 ..........   Sell          2.25       6/20/12      50,000    (3,935,000)   (1,389,307)
Goldman Sachs
   Credit
   Partners, L.P.        M-Real Oyj .........   Sell          3.10      09/20/08       7,433             0       (28,664)
Goldman Sachs
   Credit
   Partners, L.P.        M-Real Oyj .........   Sell          3.45      09/20/09       7,433             0      (304,866)
Goldman Sachs
   Credit                Peermont Global
   Partners, L.P.           Limited .........   Sell          3.50      09/20/12       7,433             0      (536,423)
Goldman Sachs
   Credit                Standard Pacific
   Partners, L.P.           Corporation .....   Sell          4.77      09/20/12       5,000             0      (961,664)
Goldman Sachs
   Credit
   Partners, L.P.        UPC Holding B.V. ...   Sell          3.45      09/20/12       7,433             0      (162,951)
Goldman Sachs
   International, L.P.   CDX.NA.HY.10 .......   Sell          5.00      06/20/13      40,000    (2,093,750)     (775,603)
Goldman Sachs            LCDX.NA.10 .........
   International, L.P.                          Sell          3.25      06/20/13      40,000      (875,000)     (257,842)
UBS AG                   M-Real Oyj .........   Sell          3.05      09/20/08       7,433           424       (30,654)
UBS AG                   Rank Group PLC .....   Sell          4.25      12/20/12      14,866             0      (338,749)
                                                                                               -----------   -----------
TOTAL CREDIT DEFAULT
   SWAPS                                                                                       $(8,444,826)  $(8,707,173)
                                                                                               -----------   -----------

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF APRIL 30, 2008 :

                                                                                 UNREALIZED
                                                   IN EXCHANGE     CURRENT     APPRECIATION/
                                                       FOR          VALUE       DEPRECIATION
                                                   -----------------------------------------
LONG CONTRACTS:
Euro
   752,792 expiring 7/16/08.................           US $        1,171,283    $     2,273
   799,328 expiring 7/16/08.................           US $        1,243,690        (12,694)
   344,701 expiring 7/16/08.................           US $          536,327         (1,820)
   7,735,000 expiring 7/16/08...............           US $       12,035,035       (170,022)
   840,000 expiring 7/16/08.................           US $        1,306,972         (9,056)
   165,000 expiring 7/16/08.................           US $          256,727         (4,864)
                                                                                -----------
                                                                                $  (196,183)
                                                                                -----------
Pound Sterling
   1,015,000 expiring 7/16/08...............           US $        2,007,157          5,577
                                                                                -----------
Swedish Krona
   154,226 expiring 7/16/08.................           US $           25,653            (73)
   328,475 expiring 7/16/08.................           US $           54,637           (269)
                                                                                -----------
                                                                                $      (342)
                                                                                -----------
      Total Long Contracts                                                         (190,948)
                                                                                -----------

SHORT CONTRACTS:
Euro
   254,242,754 expiring 7/16/08.............           US $      395,581,165     (4,454,112)
   3,100,000 expiring 7/16/08...............           US $        4,823,349         49,851
   6,253,997 expiring 7/16/08...............           US $        9,730,714         56,166
   3,536,228 expiring 7/16/08...............           US $        5,502,085         21,857
   3,875,001 expiring 7/16/08...............           US $        6,029,188         34,413
   1,342,328 expiring 7/16/08...............           US $        2,088,554         21,921
   7,979,046 expiring 7/16/08...............           US $       12,414,750        209,696
   13,286,703 expiring 7/16/08..............           US $       20,673,035        494,011
   7,893,387 expiring 7/16/08...............           US $       12,281,472         40,500
   511,250 expiring 7/16/08.................           US $          795,464          1,856
   6,220,641 expiring 7/16/08...............           US $        9,678,814        (26,868)
   1,760,000 expiring 7/16/08...............           US $        2,738,418         (5,313)
                                                                                -----------
                                                                                 (3,556,022)
                                                                                -----------
Pound Sterling
   4,180,160 expiring 7/16/08...............           US $        8,266,246        (33,002)
   153,935 expiring 7/16/08.................           US $          304,406         (4,433)
   117,371 expiring 7/16/08.................           US $          232,101         (2,359)
                                                                                -----------
                                                                                    (39,794)
                                                                                -----------
Swedish Krona
   24,150,731 expiring 7/16/08..............           US $        4,017,098        (79,265)
   730,000 expiring 7/16/08.................           US $          121,424            415
   578,306 expiring 7/16/08.................           US $           96,192          1,411
                                                                                -----------
                                                                                    (77,439)
                                                                                -----------
      Total Short Contracts                                                      (3,673,255)
                                                                                -----------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS                                        $(3,864,203)
                                                                                ===========

SUMMARY OF LONG-TERM INVESTMENTS BY COUNTRY CLASSIFICATION

                                 PECENTAGE OF
                                   LONG-TERM
COUNTRY              VALUE        INVESTMENTS
---------------------------------------------
United States    1,174,486,541       69.9%
Germany            168,861,622       10.1%
United Kingdom      51,026,820        3.0%
Luxembourg          41,391,718        2.5%
Australia           37,828,391        2.3%
Ireland             35,396,399        2.1%
Belgium             29,511,422        1.8%
Netherlands         28,119,725        1.7%
Greece              27,631,826        1.6%
Sweden              27,611,906        1.6%
Hungary             15,365,191        0.9%
Bulgaria            14,131,131        0.8%
Canada              10,247,877        0.6%
Bermuda              6,852,000        0.4%
Cayman Islands       7,281,471        0.4%
Spain                5,439,896        0.3%
                 -------------      -----
                 1,681,183,936      100.0%
                 -------------      -----

RATINGS ALLOCATION AS OF 4/30/08

BBB/Baa      1.4%
BB/Ba       31.9%
B/B         35.1%
CCC/Caa      6.6%
Non-Rated   25.0%


RATINGS ALLOCATIONS ARE AS A PERCENTAGE OF LONG-TERM DEBT OBLIGATIONS. RATINGS
ALLOCATIONS BASED UPON RATINGS AS ISSUED BY STANDARD AND POOR'S AND MOODY'S,
RESPECTIVELY. BANK LOANS RATED BELOW BBB BY STANDARD AND POOR'S OR BAA BY
MOODY'S ARE CONSIDERED TO BE BELOW INVESTMENT GRADE.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Dynamic Credit Opportunities Fund


By: /s/ Jerry W. Miller
   -------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
   -------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
   -------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008